ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2016
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of year	12,110	5,881	4,845
Additions	15	-	242
Reversal of recovered debts	(627)	(1,036)	-
Derecognition upon disposal of a subsidiary	(5,617)	-	-

Balance at end of year	5,881	4,845	5,087